Significant Accounting Judgements and Estimates - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Provisions	€ 32,719	€ 7,339
Warrant compensation cost	28,800	55,200	€ 66,100
Derivative liabilities	143,296	157,950
Carrying amount of royalty funding liabilities	138,400
Sales rebates and product returns in U.S. market [member]
Disclosure of changes in accounting estimates [line items]
Provisions	€ 32,700	€ 7,300